United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 30.4%
$222,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.204% - 0.387%, 6/1/2012 - 8/20/2012	221,993,126
193,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.120% - 0.180%, 6/20/2012 - 2/12/2013	192,971,960
290,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.179% - 0.384%, 6/1/2012 - 6/25/2012	289,917,539
1,390,450,000		Federal Home Loan Bank System Notes, 0.125% - 0.350%, 8/13/2012 - 6/21/2013	1,390,333,732
126,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.163%, 6/11/2012 - 10/2/2012	125,958,517
700,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.179% - 0.209%, 6/2/2012 - 6/17/2012	699,827,085
327,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.189%, 6/3/2012 - 6/6/2012	326,873,808
139,927,000		Federal Home Loan Mortgage Corp. Notes, 4.625% - 5.500%, 8/20/2012 - 10/25/2012	141,865,559
213,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.090% - 0.100%, 6/27/2012 - 10/15/2012	212,938,189
355,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.199% - 0.400%, 6/1/2012 - 8/17/2012	354,883,306
186,919,000		Federal National Mortgage Association Notes, 0.500% - 4.375%, 9/15/2012 - 10/30/2012	188,104,431
		TOTAL GOVERNMENT AGENCIES	4,145,667,252
		U.S. Treasury – 1.3%
60,000,000		United States Treasury Notes, 0.625%, 6/30/2012	60,024,487
30,000,000		United States Treasury Notes, 0.750%, 3/31/2013	30,131,205
88,000,000		United States Treasury Notes, 1.375%, 9/15/2012	88,309,226
		TOTAL U.S. TREASURY	178,464,918
		Repurchase Agreements – 67.9%
500,000,000		Interest in $1,185,000,000 joint repurchase agreement 0.19%, dated 5/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,185,006,254 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/31/2019 and the market value of those underlying securities was $1,208,706,439.	500,000,000
218,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.21%, dated 5/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,135,800 on 6/15/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $792,476,839.	218,000,000
187,000,000	[3]	Interest in $605,000,000 joint repurchase agreement 0.21%, dated 5/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $605,105,875 on 6/20/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $620,551,650.	187,000,000
425,403,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202.	425,403,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $400,002,333 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $408,412,504.	200,000,000
88,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.16%, dated 3/28/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,124,400 on 6/26/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $318,111,456.	88,000,000
285,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 3/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 6/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,022,064,801.	285,000,000
212,000,000	[3]	Interest in $779,000,000 joint repurchase agreement 0.18%, dated 4/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $779,350,550 on 7/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $799,905,751.	212,000,000
900,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.18%, dated 5/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,015,000 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $3,060,015,338.	900,000,000

Principal Amount			Value
$631,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 5/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,450,000 on 8/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2042 and the market value of those underlying securities was $1,027,193,824.	631,000,000
1,185,000,000		Interest in $3,285,000,000 joint repurchase agreement 0.18%, dated 5/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $3,285,016,425 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $3,350,704,316.	1,185,000,000
1,488,310,000		Interest in $4,000,000,000 joint repurchase agreement 0.18%, dated 5/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,020,000 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $4,080,020,437.	1,488,310,000
275,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,317,778 on 6/8/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,298,391.	275,000,000
450,000,000	[3]	Interest in $1,700,000,000 joint repurchase agreement 0.20%, dated 4/2/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,700,859,444 on 7/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2049 and the market value of those underlying securities was $1,736,570,900.	450,000,000
430,000,000	[3]	Interest in $1,647,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,874,283 on 8/13/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,694,219,232.	430,000,000
695,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 5/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,092,361 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $2,575,095,132.	695,000,000
221,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.20%, dated 4/25/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,400,000 on 7/24/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $821,577,436.	221,000,000
250,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,250,007,292 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2042 and the market value of those underlying securities was $1,282,479,478.	250,000,000
140,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 5/8/2012 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $500,072,500 on 6/7/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $510,863,217.	140,000,000
140,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.21%, dated 5/17/2012 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $500,175,000 on 7/17/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2041 and the market value of those underlying securities was $511,023,503.	140,000,000
350,000,000		Interest in $700,000,000 joint repurchase agreement 0.19%, dated 5/31/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $700,003,694 on 6/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/15/2039 and the market value of those underlying securities was $714,003,800.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	9,270,713,000
		TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[4]	13,594,845,170
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[5]	58,162,273
		TOTAL NET ASSETS — 100%	$13,653,007,443
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012